Putnam Investments, LLC
                                               One Post Office Square
                                               Boston, MA 02109
                                               December 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Research Fund and Putnam Growth Opportunities Fund, each a series of Putnam Investment Funds (Reg. No. 33-56339) (811-07237) (the "Funds"), Post-Effective Amendment No. 66 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 66 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 2004.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 18939.

                                               Very truly yours,

                                               PUTNAM INVESTMENT FUNDS

                                                   /s/ Charles E. Porter
                                               By: -------------------------
                                                   Charles E. Porter
                                                   Executive Vice President;
                                                   Associate Treasurer and
                                                   Principal Executive Officer

cc: Carlo Forcione, Esq.